Note 20 - Borrowings - Non-current and Current Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Non-current costs of issue of debt	$ (20)	$ (145)
Total non-current portion of non-current borrowings	111,432	315,739
Current costs of issue of debt	(125)
Total current borrowings and current portion of non-current borrowings	219,501	303,268	$ 303,268
Total Borrowings	330,933	619,007
Bank borrowings [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings before costs of issue of debt	111,452	315,884
Current borrowings before costs of issue of debt	219,566	303,170
Bank overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings before costs of issue of debt	$ 60	$ 98